FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2015
FINANCIAL EXPENSE, NET [Abstract]
FINANCIAL EXPENSE, NET
NOTE 13:-	FINANCIAL EXPENSE, NET

	Year ended December 31,
	2015	2014	2013
Financial income:
Interest	$(3)	$(19)	$(1)
Revaluation of liability presented at fair value	(187)	(187)	-
Hedging	-	-	(21)

	(190)	(206)	(22)
Financial expenses:
Interest and bank charges	103	124	45
Hedging	30	201	-
Exchange rate differences, net	156	92	146
Revaluation of liability presented at fair value	-	-	363
Accretion of contingent payment obligations	477	682	95

	766	1,099	649

	$576	$893	$627